Hoya Capital High Dividend Yield ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 88.5%
	Dividend Champions — 14.9%
45,044	Apple Hospitality REIT, Inc.	$750,883
13,523	Boston Properties, Inc.	769,864
5,871	Crown Castle, Inc.	688,551
7,600	Digital Realty Trust, Inc.	1,054,729
4,436	Extra Space Storage, Inc.	577,434
13,896	Gaming and Leisure Properties, Inc.	649,360
35,206	Healthcare Realty Trust, Inc.	537,596
15,426	NNN REIT, Inc.	626,604
6,371	Simon Property Group, Inc.	795,674
9,639	WP Carey, Inc.	599,931
		7,050,626
	Large-Cap REITs — 14.0%
74,215	AGNC Investment Corporation	654,576
36,095	Annaly Capital Management, Inc.	652,237
15,749	EPR Properties	702,720
33,529	Healthpeak Properties, Inc.	580,722
83,571	Medical Properties Trust, Inc.	405,319
23,126	Omega Healthcare Investors, Inc.	734,251
48,117	Physicians Realty Trust	562,007
81,968	Rithm Capital Corporation	850,828
16,821	Spirit Realty Capital, Inc.	694,707
38,176	Starwood Property Trust, Inc.	758,557
		6,595,924
	Mid-Cap REITs — 29.9%(a)
52,418	Apollo Commercial Real Estate Finance, Inc.	565,066
43,076	Arbor Realty Trust, Inc.	537,588
29,081	Blackstone Mortgage Trust, Inc. - Class A	645,017
33,924	Broadstone Net Lease, Inc.	542,784
110,455	Chimera Investment Corporation	575,471
50,550	Claros Mortgage Trust, Inc.	617,215
39,130	Easterly Government Properties, Inc.	456,256
56,216	Global Net Lease, Inc.	493,576
25,640	Highwoods Properties, Inc.	485,878
7,708	Innovative Industrial Properties, Inc.	629,435
19,453	Kilroy Realty Corporation	641,560
55,228	Ladder Capital Corporation	619,106
16,660	LTC Properties, Inc.	543,449
56,605	Macerich Company	649,259
49,706	MFA Financial, Inc.	536,825
54,436	New York Mortgage Trust, Inc.	478,492
37,530	Outfront Media, Inc.	458,992
45,484	PennyMac Mortgage Investment Trust	638,595
49,169	Ready Capital Corporation	502,507
49,065	Sabra Health Care REIT, Inc.	716,349
65,551	Service Properties Trust	468,690
23,645	SL Green Realty Corporation	864,699
43,822	Two Harbors Investment Corporation	607,373
151,430	Uniti Group, Inc.	837,408
		14,111,590
	Small-Cap REITs — 29.7%(a)
45,778	AFC Gamma, Inc.	519,580
3,164	Alexander's, Inc.	582,049
33,066	Alpine Income Property Trust, Inc.	539,968
58,034	Ares Commercial Real Estate Corporation	583,242
47,614	Armada Hoffler Properties, Inc.	522,802
22,232	ARMOUR Residential REIT, Inc.	391,283
141,627	Brandywine Realty Trust	631,656
89,624	BrightSpire Capital, Inc.	608,547
107,549	Cherry Hill Mortgage Investment Corporation	423,743
113,787	City Office REIT, Inc.	549,591
33,004	CTO Realty Growth, Inc.	557,768
48,676	Dynex Capital, Inc.	556,853
41,450	Ellington Financial, Inc.	538,850
39,736	Franklin BSP Realty Trust, Inc.	519,747
46,683	Gladstone Commercial Corporation	583,538
62,453	Global Medical REIT, Inc.	626,404
109,359	Granite Point Mortgage Trust, Inc.	601,475
113,302	Hudson Pacific Properties, Inc.	665,084
52,029	Invesco Mortgage Capital, Inc.	416,752
46,935	KKR Real Estate Finance Trust, Inc.	589,504
627	NET Lease Office Properties (a)	10,245
78,304	Office Properties Income Trust	436,936
26,486	One Liberty Properties, Inc.	541,109
53,249	Orchid Island Capital, Inc.	392,445
81,184	Piedmont Office Realty Trust, Inc. - Class A	504,964
89,509	Redwood Trust, Inc.	636,409
87,363	TPG RE Finance Trust, Inc.	516,315
		14,046,859
	TOTAL COMMON STOCKS (Cost $49,451,786)	41,804,999

	PREFERRED STOCKS — 9.9%
	Preferreds Issued by U.S. REITs — 9.9%
	AGNC Investment Corporation
5,781	Series C, 10.766%, (3 mo. Term SOFR US + 5.373%), Perpetual	147,416
	Annaly Capital Management, Inc.
5,808	Series F, 10.643%, (3 mo. Term SOFR US + 5.255%), Perpetual	145,142
6,140	Series G, 9.828%, (3 mo. Term SOFR US + 4.434%), Perpetual	153,132
	Arbor Realty Trust, Inc.
8,273	Series D, 6.375%, Perpetual	137,001
	ARMOUR Residential REIT, Inc.
7,605	Series C, 7.000%, Perpetual	147,157
	Chimera Investment Corporation
7,573	Series B, 8.000%, Perpetual (b)	175,693
8,105	Series C, 7.750%, Perpetual (b)	156,832
7,594	Series D, 8.000%, Perpetual (b)	173,599
	DiamondRock Hospitality Company
5,755	8.250%, Perpetual	149,630
	Global Net Lease, Inc.
7,290	Series D, 7.500%, Perpetual	141,791
	Global Net Lease, Inc. - Series A
7,576	Series A, 7.250%, Perpetual	140,459
	Hudson Pacific Properties, Inc.
18,497	Series C, 4.750%, Perpetual	221,963
	Invesco Mortgage Capital, Inc.
7,405	Series C, 7.500%, Perpetual (b)	152,839
	KKR Real Estate Finance Trust, Inc.
8,620	Series A, 6.500%, Perpetual	155,591
	MFA Financial, Inc.
8,230	Series C, 6.500%, Perpetual (b)	170,361
	New York Mortgage Trust, Inc.
7,666	Series D, 8.000%, Perpetual (b)	151,940
7,213	Series E, 7.875%, Perpetual (b)	160,417
	PennyMac Mortgage Investment Trust
6,596	Series B, 8.000%, Perpetual (c)	146,695
8,163	Series C, 6.750%, Perpetual	150,771
	Rithm Capital Corporation
7,257	Series B, 7.125%, Perpetual (b)	163,283
8,174	Series C, 6.375%, Perpetual (b)	167,404
7,543	Series D, 7.000%, Perpetual (b)	161,194
	RLJ Lodging Trust
6,216	Series A, 1.950%, Perpetual (f)	148,749
	SL Green Realty Corporation
9,488	Series I, 6.500%, Perpetual	174,484
	Summit Hotel Properties, Inc.
8,157	Series E, 6.250%, Perpetual	166,077
	Two Harbors Investment Corporation
7,416	Series B, 7.625%, Perpetual (b)	152,918
7,402	Series C, 7.250%, Perpetual (b)	152,185
	Vornado Realty Trust
12,731	Series M, 5.250%, Perpetual	206,750
12,525	Series N, 5.250%, Perpetual	201,151
		4,672,624
	TOTAL PREFERRED STOCKS (Cost $4,578,714)	4,672,624

	SHORT-TERM INVESTMENTS — 1.4%
680,930	First American Government Obligations Fund - Class X, 5.29% (d)	680,930
	TOTAL SHORT-TERM INVESTMENTS (Cost $680,930)	680,930

	TOTAL INVESTMENTS (Cost $54,711,430) — 99.8%	47,158,553
	Other Assets in Excess of Liabilities — 0.2%	94,216
	NET ASSETS — 100.0%	$47,252,769

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

SOFR Secured Overnight Financing Rate REIT Real Estate Investment Trust

(a) Non-income producing security.
(b) Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2023.

(c) Variable rate security. Rate disclosed is the rate in effect as of November 30, 2023.
(d) Rate shown is the annualized seven-day yield as of November 30, 2023.
(e) The Fund’s Index, and consequently the Fund, is expected to concentrate its investments. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
(f) Convertible security.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Hoya Capital High Dividend Yield ETF
	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$41,804,999	$–	$–	$41,804,999
Preferred Stocks	4,672,624	–	–	4,672,624
Short-Term Investments	680,930	–	–	680,930
Total Investments in Securities	$47,158,553	$–	$–	$47,158,553

^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.